Loans (Tables)	12 Months Ended
Mar. 31, 2018
Loans Outstanding by Domicile and Industry of Borrower

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2017 and 2018:

	2017	2018
	(in millions of yen)
Domestic:
Manufacturing	8,740,097	8,156,341
Construction and real estate	7,772,006	8,101,668
Services	4,748,974	5,024,018
Wholesale and retail	5,140,202	5,112,673
Transportation and communications	3,490,378	3,564,869
Banks and other financial institutions	4,006,387	4,471,423
Government and public institutions	8,532,246	8,882,125
Other industries (Note)	4,426,233	5,018,387
Individuals:
Mortgage loans	9,960,176	9,445,286
Other	839,841	883,724

Total domestic	57,656,540	58,660,514

Foreign:
Commercial and industrial	16,872,448	17,095,604
Banks and other financial institutions	6,759,921	6,739,846
Government and public institutions	959,948	1,127,740
Other	190,724	37,636

Total foreign	24,783,041	25,000,826

Total	82,439,581	83,661,340
Less: Unearned income and deferred loan fees—net	155,675	146,696

Total loans before allowance for loan losses	82,283,906	83,514,644

Note:	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2017 and 2018:

	Normal obligors			Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)
	(in millions of yen)
2017
Domestic:
Manufacturing	7,912,872	90,761	67,734	276,771	11,589	1,314	379,056	8,740,097
Construction and real estate	6,926,963	586,984	15,585	168,619	16,062	317	57,476	7,772,006
Services	4,381,342	181,525	910	95,434	23,189	204	66,370	4,748,974
Wholesale and retail	4,612,668	199,590	22,785	124,846	32,911	501	146,901	5,140,202
Transportation and communications	3,324,148	82,506	1,092	50,319	9,698	—	22,615	3,490,378
Banks and other financial institutions	3,938,132	1,880	37,907	21,574	353	—	6,541	4,006,387
Government and public institutions	4,060,949	—	4,471,297	—	—	—	—	8,532,246
Other industries (4)	2,463,390	3,275	1,906,756	4,613	410	41,179	6,610	4,426,233
Individuals	211,328	10,288,916	80,566	24,044	89,027	1,434	104,702	10,800,017

Total domestic	37,831,792	11,435,437	6,604,632	766,220	183,239	44,949	790,271	57,656,540

Foreign:
Commercial and industrial	14,125,338	173	2,153,757	312,275	—	90,722	190,183	16,872,448
Banks and other financial institutions	6,220,767	—	480,806	58,348	—	—	—	6,759,921
Government and public institutions	956,036	—	1,082	2,801	—	—	29	959,948
Other	6,535	9,439	173,464	124	8	753	401	190,724

Total foreign	21,308,676	9,612	2,809,109	373,548	8	91,475	190,613	24,783,041

Total	59,140,468	11,445,049	9,413,741	1,139,768	183,247	136,424	980,884	82,439,581

2018
Domestic:
Manufacturing	7,705,495	77,947	23,343	197,465	9,775	246	142,070	8,156,341
Construction and real estate	7,317,972	541,778	13,332	172,287	15,466	—	40,833	8,101,668
Services	4,535,793	172,045	141,718	95,223	21,109	55	58,075	5,024,018
Wholesale and retail	4,636,236	177,965	17,305	121,832	27,975	476	130,884	5,112,673
Transportation and communications	3,414,781	76,532	1,774	35,339	8,916	—	27,527	3,564,869
Banks and other financial institutions	4,244,101	1,640	196,431	16,716	194	—	12,341	4,471,423
Government and public institutions	3,010,708	—	5,871,417	—	—	—	—	8,882,125
Other industries (4)	2,716,502	3,536	2,170,442	2,708	259	121,201	3,739	5,018,387
Individuals	222,410	9,822,244	88,044	23,491	81,550	1,109	90,162	10,329,010

Total domestic	37,803,998	10,873,687	8,523,806	665,061	165,244	123,087	505,631	58,660,514

Foreign:
Commercial and industrial	14,093,375	209	2,432,189	398,231	—	64,950	106,650	17,095,604
Banks and other financial institutions	6,223,742	—	487,978	28,126	—	—	—	6,739,846
Government and public institutions	1,125,921	—	—	—	—	—	1,819	1,127,740
Other	1,906	9,245	23,730	242	6	1,347	1,160	37,636

Total foreign	21,444,944	9,454	2,943,897	426,599	6	66,297	109,629	25,000,826

Total	59,248,942	10,883,141	11,467,703	1,091,660	165,250	189,384	615,260	83,661,340

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Impaired Loans Information

The table below presents impaired loans information at March 31, 2017 and 2018:

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2017
Domestic:
Manufacturing	372,241	6,815	379,056	383,812	148,777	375,895	2,859
Construction and real estate	46,130	11,346	57,476	66,006	6,367	66,796	877
Services	58,366	8,004	66,370	72,261	20,122	66,050	1,173
Wholesale and retail	133,466	13,435	146,901	155,023	52,341	148,865	2,261
Transportation and communications	19,386	3,229	22,615	23,568	5,968	24,035	371
Banks and other financial institutions	2,601	3,940	6,541	6,873	962	5,305	50
Other industries	6,484	126	6,610	6,740	1,999	6,053	91
Individuals	51,893	52,809	104,702	114,880	4,935	114,104	1,696

Total domestic	690,567	99,704	790,271	829,163	241,471	807,103	9,378

Foreign:
Total foreign (5)	160,563	30,050	190,613	209,129	61,102	169,192	2,040

Total	851,130	129,754	980,884	1,038,292	302,573	976,295	11,418

2018
Domestic:
Manufacturing	135,083	6,987	142,070	146,857	45,750	218,899	1,869
Construction and real estate	31,557	9,276	40,833	48,752	4,411	49,926	516
Services	48,691	9,384	58,075	64,348	13,305	60,198	919
Wholesale and retail	119,463	11,421	130,884	139,556	42,798	139,333	1,842
Transportation and communications	25,019	2,508	27,527	28,480	6,862	25,672	370
Banks and other financial institutions	8,392	3,949	12,341	12,341	3,176	8,648	78
Other industries	3,650	89	3,739	3,869	3,563	4,537	53
Individuals	43,326	46,836	90,162	95,338	4,315	97,404	1,402

Total domestic	415,181	90,450	505,631	539,541	124,180	604,617	7,049

Foreign:
Total foreign (5)	63,346	46,283	109,629	125,329	28,333	151,588	1,042

Total	478,527	136,733	615,260	664,870	152,513	756,205	8,091

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2017 and 2018 was ¥302,251 million and ¥245,809 million, respectively.
(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(5)	The majority of Total foreign consist of Commercial and Industrial loans.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted

The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2017 and 2018:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
		(in millions of yen)
2017
Domestic:
Manufacturing	—	—	106,697
Construction and real estate	—	—	18,818
Services	—	—	45,287
Wholesale and retail	—	—	159,649
Transportation and communications	—	—	17,417
Banks and other financial institutions	—	—	7,933
Other industries	—	—	2,518
Individuals	—	—	17,067

Total domestic	—	—	375,386

Foreign:
Total foreign (2)	—	—	35,685

Total	—	—	411,071

2018
Domestic:
Manufacturing	—	—	110,624
Construction and real estate	—	—	13,430
Services	—	—	40,774
Wholesale and retail	—	—	148,560
Transportation and communications	—	—	27,294
Banks and other financial institutions	—	—	8,529
Other industries	—	—	246
Individuals	—	—	14,960

Total domestic	—	—	364,417

Foreign:
Total foreign (2)	—	—	44,010

Total	—	—	408,427

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of Total foreign consist of Commercial and Industrial loans.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months

The following table presents payment defaults which occurred during the fiscal years ended March 31, 2017 and 2018 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2017	2018
	(in millions of yen)
Domestic:
Manufacturing	5,164	4,019
Construction and real estate	2,887	80
Services	4,471	4,469
Wholesale and retail	10,116	25,710
Transportation and communications	795	264
Other industries	14	130
Individuals	2,288	1,819

Total domestic	25,735	36,491

Foreign:
Total foreign	3,213	4,588

Total	28,948	41,079

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2017 and 2018:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2017
Domestic:
Manufacturing	1,938	360	7,767	10,065	8,730,032	8,740,097
Construction and real estate	3,061	947	32,523	36,531	7,735,475	7,772,006
Services	917	217	5,914	7,048	4,741,926	4,748,974
Wholesale and retail	1,330	2,834	5,585	9,749	5,130,453	5,140,202
Transportation and communications	384	322	1,859	2,565	3,487,813	3,490,378
Banks and other financial institutions	—	—	—	—	4,006,387	4,006,387
Government and public institutions	—	—	—	—	8,532,246	8,532,246
Other industries	—	—	69	69	4,426,164	4,426,233
Individuals	32,752	12,291	34,846	79,889	10,720,128	10,800,017

Total domestic	40,382	16,971	88,563	145,916	57,510,624	57,656,540

Foreign:
Total foreign (Note)	546	216	95,719	96,481	24,686,560	24,783,041

Total	40,928	17,187	184,282	242,397	82,197,184	82,439,581

2018
Domestic:
Manufacturing	585	470	8,037	9,092	8,147,249	8,156,341
Construction and real estate	1,641	474	28,633	30,748	8,070,920	8,101,668
Services	1,977	1,142	5,051	8,170	5,015,848	5,024,018
Wholesale and retail	1,704	1,083	6,639	9,426	5,103,247	5,112,673
Transportation and communications	356	639	1,828	2,823	3,562,046	3,564,869
Banks and other financial institutions	—	1,301	—	1,301	4,470,122	4,471,423
Government and public institutions	—	—	—	—	8,882,125	8,882,125
Other industries	33	12	37	82	5,018,305	5,018,387
Individuals	31,566	12,426	31,444	75,436	10,253,574	10,329,010

Total domestic	37,862	17,547	81,669	137,078	58,523,436	58,660,514

Foreign:
Total foreign (Note)	897	450	41,316	42,663	24,958,163	25,000,826

Total	38,759	17,997	122,985	179,741	83,481,599	83,661,340

Note:	The majority of Total foreign consist of Commercial and Industrial loans.